Investment Objectives and Goals	Mar. 31, 2024
MATISSE DISCOUNTED CLOSED-END FUND STRATEGY | Matisse Discounted Closed-End Fund Strategy
Prospectus [Line Items]
Risk/Return [Heading]	MATISSE DISCOUNTED CLOSED-END FUND STRATEGY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Matisse Discounted Closed-End Fund Strategy (the “Fund”) seeks long-term capital appreciation and income.
MATISSE DISCOUNTED BOND CEF STRATEGY | Matisse Discounted Bond CEF Strategy
Prospectus [Line Items]
Risk/Return [Heading]	MATISSE DISCOUNTED BOND CEF STRATEGY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Matisse Discounted Bond CEF Strategy (the “Fund”) seeks total return with an emphasis on providing current income.